Income Taxes - Schedule of net deferred tax (Details)	Dec. 31, 2020 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 12,214
Net operating loss carryforward	11,862
Total deferred tax assets	24,076
Less: Deferred tax assets valuation allowance	$ (24,076)